Financial Assets and Financial Liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities

Financial assets and liabilities comprise the following:

	September 30, 2022	December 31, 2021
	(EUR’000)
Financial assets by category
Trade receivables	6,655	2,200
Other receivables (excluding income tax and indirect tax receivables)	3,751	12,276
Marketable securities	326,818	343,358
Cash and cash equivalents	608,330	446,267
Financial assets measured at amortized cost	945,554	804,101
Total financial assets	945,554	804,101
Classified in the statement of financial position
Non-current assets	17,232	109,369
Current assets	928,322	694,732
Total financial assets	945,554	804,101

	September 30, 2022	December 31, 2021
	(EUR’000)
Financial liabilities by category
Borrowings
Convertible senior notes	434,353	—
Lease liabilities	118,888	104,961
Trade payables and accrued expenses	86,102	59,417
Financial liabilities measured at amortized cost	639,343	164,378
Derivative liabilities	132,731	—
Financial liabilities measured at fair value through profit or loss	132,731	—
Total financial liabilities	772,074	164,378
Classified in the statement of financial position
Non-current liabilities	665,876	97,966
Current liabilities	106,198	66,412
Total financial liabilities	772,074	164,378

Summary of Marketable securities

The composition of the portfolio is specified in the following table:

	September 30, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities
U.S. Treasury bills	54,149	54,068	—	—
U.S. Government bonds	124,376	122,435	95,408	95,211
Commercial papers	—	—	2,207	2,207
Corporate bonds	134,960	133,196	226,771	226,379
Agency bonds	13,333	13,144	18,972	18,934
Total marketable securities	326,818	322,843	343,358	342,731
Classified based on maturity profiles
Non-current assets	15,338	14,700	107,561	107,175
Current assets	311,480	308,143	235,797	235,556
Total marketable securities	326,818	322,843	343,358	342,731
Specified by rate structure
Fixed rate	259,768	255,884	323,176	322,556
Floating rate	12,901	12,891	17,975	17,968
Zero-coupon	54,149	54,068	2,207	2,207
Total marketable securities	326,818	322,843	343,358	342,731
Specified by investment grade credit rating
High grade	205,504	203,120	144,307	144,030
Upper medium grade	118,865	117,278	196,909	196,566
Lower medium grade	2,449	2,445	2,142	2,135
Total marketable securities	326,818	322,843	343,358	342,731

Summary of Maturity Analysis For Financial Liabilities

Maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at September 30, 2022, is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
September 30, 2022
Borrowings
Convertible senior notes	13,272	53,088	603,137	669,497	434,353
Lease liabilities	13,605	58,249	69,280	141,134	118,888
Trade payables and accrued expenses	86,102	—	—	86,102	86,102
Total financial liabilities	112,979	111,337	672,417	896,733	639,343